Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
ETFB Green SRI REITs ETF
Shareholder Report [Line Items]
Fund Name	ETFB Green SRI REITs ETF
Class Name	ETFB Green SRI REITs ETF
Trading Symbol	RITA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETFB Green SRI REITs ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://ritaetf.com/rita. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ritaetf.com/rita
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ETFB Green SRI REITs ETF	$26	0.50%
[1]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 8,878,274
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 20,271
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,878,274
Number of Holdings	39
Net Advisory Fee	$20,271
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Welltower, Inc.	14.1%
Prologis, Inc.	13.1%
Simon Property Group, Inc.	12.0%
Digital Realty Trust, Inc.	9.6%
AvalonBay Communities, Inc.	4.6%
Equity Residential	4.5%
Ventas, Inc.	3.7%
Stockland	3.2%
Vicinity Ltd.	3.1%
EastGroup Properties, Inc.	2.8%

Industry	(%)*
REITS-Warehouse-Industrial	22.7%
REITS-Health Care	20.8%
REITS-Apartments	16.0%
REITS-Diversified	15.2%
REITS-Regional Malls	13.3%
REITS-Manufactured Homes	5.0%
REITS-Shopping Centers	3.4%
REITS-Storage	2.9%
Cash & Other	0.7%

Top Ten Countries	(%)*
United States	87.7%
Australia	8.3%
Luxembourg	1.4%
United Kingdom	0.9%
Singapore	0.8%
New Zealand	0.2%
Cash & Other	0.7%
* Percent  of Net Assets

[1]
*	Annualized